Summary of Change in Fair Value of Level Three Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Indemnification assets:
Unrealized gain (loss) recognized in other expenses	$ (2)	$ (600)	$ (21)	$ (300)	$ (1,000)	$ 300
Certain indemnification assets
Indemnification assets:
Beginning balance	4,540	6,120	6,099	7,464	7,464	14,836
Payments received	(369)	(1,017)	(1,947)	(2,145)	(2,331)	(7,080)
Unrealized gain (loss) recognized in other expenses	2	550	21	334	966	(292)
Ending balance	4,173	5,653	4,173	5,653	6,099	7,464
Derivative Financial Instruments, Assets
Indemnification assets:
Beginning balance						4,960
Net settlement of derivative						(3,561)
Realized loss on derivative						(1,399)
Ending balance